Shareholder Fees - VIPEquity-IncomePortfolio-InvestorPRO	Apr. 29, 2023 USD ($)
VIPEquity-IncomePortfolio-InvestorPRO | VIP Equity-Income Portfolio
Shareholder Fees:
(fees paid directly from your investment)